UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                    (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2011
For the Period from December 31, 2010 (Date of Initial Public Investment) to August 31, 2011

Roumell Opportunistic Value Fund

Institutional Class Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Roumell Opportunistic Value Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Roumell Opportunistic Value Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between The Roumell Opportunistic Value Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Roumell Opportunistic Value Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, opportunistic investment strategy risk, sector risk, non-diversified fund risk, portfolio turnover risk, investment advisor risk, new fund risk, currency risk, political/economic risk, general uncertainty concerning future regulatory changes, small-cap and mid-cap securities risk, micro-cap securities risk,  foreign securities risk, interest rate and credit risk, maturity risk, inflation risk, investment-grade securities risk, lower-rated securities or “junk bonds” risk, risk of investing in municipal securities, risk of investing in REITs, risk of investing in corporate debt securities, and government debt markets may be illiquid or disrupted. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

This Annual Report was first distributed to shareholders on or about October 31, 2011.

For More Information on Your Roumell Opportunistic Value Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

2 Wisconsin Circle, Suite 660
Chevy Chase, Maryland 20815
P: 301-656-8500   F:301-656-8501
www.roumellasset.com

August 31, 2011

In our first shareholder letter, we stated our intention to honor the capital commitment of our investors by communicating with a transparency standard not commonly found in the mutual fund industry. To wit, you will find in this report not only a list of our holdings, but also the cost basis of each position, as well as a summary of all realized gains/losses by position.

From December 31, 2010 (Fund inception) to fiscal year end August 31, 2011, the return on the institutional class shares was (5.80)%. This compares to (8.52)% for the Russell 2000 Value Index, (2.56)% for the 60% Russell 2000 Value Index/40% Barclays Government Credit Index, and (1.77)% for the S&P 500 over the same period. Smaller companies’ shares recently came under extreme pressure (see Russell indices), and higher yielding corporate bond spreads widened. Offsetting these realities was our sizable cash balance. However, not all returns are created equal (be they negative or positive). The particular road we have traveled to our negative returns this year is fortunately also the road that puts us on solid footing today. Going forward, we maintain three distinct advantages over a broad “market exposure” investment strategy—e.g., one heavily weighted toward S&P 500–like indices:

•
Our higher yielding corporate debt securities may now be trading at 5% to 15% below par (while still generating steady income), but par will ultimately be realized in these securities, in our opinion, making these “losses” temporary.

•
Our small-cap and micro-cap holdings are trading at truly cheap valuation levels. These companies are characterized by a combination of strong balance sheets, solid medium-to-long-term secular growth outlooks, and/or highly desirable strategic asset values.

•	We continue to maintain healthy cash balances, allowing us to opportunistically add to existing holdings at cheaper prices or initiate new positions.

In short, we believe we are well positioned on both an individual security basis and an overall portfolio one. We do not see ourselves as owning any market per se (debt or equity), but rather owning a collection of specially chosen securities in which we feel quite confident. Recently, I moved $250,000 from the cash component of my separately managed Balanced account to make an additional investment in the Fund. It is our belief that our investors should also consider, within the context of their overall financial plans, adding money to their accounts. In our opinion, patience and discipline will be rewarded.

Illiquidity as a Value Proposition

Given our rising concerns about anemic worldwide growth and the attendant economic stresses resulting from such concerns, we have positioned our portfolios toward smaller companies with quite specific investment narratives and deemphasized companies highly dependent on GDP growth, which we view as “market options.” We continue to focus our attention away from the crowd. Our equity positions can be broadly divided into two categories: medium-to-long-term secular growth stories and exceedingly cheap valuation stories often accompanied by high strategic value to other industry participants.

Companies in each category have strong capital structures, often net debt–free and cash rich, with talented and properly incentivized management teams. The stock prices of these companies can be volatile given their often modest share counts and general lack of liquidity. We are not overly concerned about quarterly volatility because we possess something ultimately more important in these investments—namely, a deep disparity between price and value that we believe will be reconciled in time.

The literature on the value of investing in illiquid smaller securities (e.g., Amihud and Mendelson, 1986; Brennan and Subrahmanyam, 1996; and Pastor and Stambaugh, 2003) was recently updated by the work of Zhiwu Chen, professor of finance at the Yale School of Management, and Roger Ibbotson, professor in the practice of finance at the Yale School of Management and founder of Ibottson Investment Research. In “Liquidity as an Investment Style,” published in 2007 and updated in 2009, the two professors conclude, “Going after the most popular stocks does not pay, and investing in illiquidity

A different approach to deep value investing

does.” The study’s results showed significant return advantage to small-cap illiquid securities: from 1972 to 2009, this group generated an annual return of 17.87%. Mid and large capitalization stocks with high liquidity during the same period returned 9.30% annually. Our own since-inception returns underscore this data, having been driven primarily by small, overlooked companies with little investor interest during our accumulation period. We will accept an extra illiquidity discount in periods of market weakness in exchange for superior pricing, rather than pay a premium for the privilege of holding liquid, though significantly less discounted, securities.

Our goal is to be right, in aggregate, over time, not every time. We were dead wrong in our second quarter purchase of Hewlett Packard and clearly did not appreciate the company’s challenges. Nonetheless, the cost to a “right every time” standard is, in fact, too high, as the likely outcome will be many missed opportunities. Ultimately, our positions’ investment success will be determined by our average purchase price, not our initial price. We have used recent market weakness to decrease our average cost basis in many holdings.

A final thought regarding the macroeconomic outlook: economic indicators are not particularly good at predicting investment returns. At the end of 2000, the United States enjoyed its first budget surplus in years, low unemployment, and strong GDP gains. Within two years the S&P 500 dropped by over 30%. Similarly, the Chinese economy has grown 8% faster than the U.S. economy since 1992, but the MSCI China equity market index has underperformed the S&P 500 index. Further, a recent Goldman Sachs analysis found that since 1991, equity markets in the slowest-growing countries outperformed those in the fastest-growing countries by nearly 5% a year. In our mind, these data points support our belief that valuation trumps economic outlook. As a fundamental, deep value–oriented investor, we stay informed about macroeconomic issues, while remaining circumspect in estimating the value of such insights given our emphasis on valuation as the ultimate driver to investment returns. This is particularly relevant in a country like ours with dynamic capital markets, healthy mergers and acquisitions activity, and the presence of market activists who are willing to challenge management teams.

What’s Your Investment Edge?

Investing is often thought to be a game of numbers focused on valuing assets, future cash flows, profit margins, and the like. While math proficiency is absolutely essential to investing, it is not sufficient on its own. Otherwise, we would likely see a large number of wealthy math teachers. The question is fair if elusive: What attributes contribute to sustainable, replicable positive risk-adjusted investment results? We have long identified three critical investment attributes for bottom-up, fundamental-oriented, deep value investors like ourselves: math proficiency, detective strength, and steady temperament.

It seems obvious that investors should be highly competent with numbers and have strong math skills. Investors need to know how return on equity is linked to a company’s leverage and also that return on assets is what allows one to actually assess management’s capital allocation decisions. Gross, operating, and net margins each contribute to understanding a company’s profile. All else being equal, a company with persistently superior margins within an industry deserves to be valued at a higher multiple of its revenue than its peers. Book value is an accounting mechanism that may or may not reflect economic reality. Instead, book value should serve as a starting point to grasp a company’s net asset value and needs to be marked up or down to arrive at intrinsic and/or replacement cost value. For instance, a retailer’s inventory should be viewed with suspicion; a technology company’s intellectual property is often not reflected in GAAP book value.

Nonetheless, math skills can only go so far in developing the narrative of an investment opportunity. A large appetite for detective work, in our view, seems necessary to gain an investment edge. At its most elemental level, an investment is a play wherein the investor shows up in the middle act. The investment story may be the potential monetization of unappreciated assets or an increase in future earnings power vis-à-vis market share gains, margin expansion, or secular trends. Whatever the investment thesis, however, make no mistake, the story is central. Thus, the analyst needs to know: What came before the current scene and who are the people now onstage? What is the nature of the challenge faced by these actors and what are the odds that their methods of engagement will result in a favorable resolution to the specific struggle embedded in this story?

In summing up a business’s prospects, what do customers, competitors, and others circling the story really think of the enterprise being analyzed and its leaders? What are some of the macro forces pushing upon this company? In pursuit of such answers, we visited a very important customer of one of our portfolio companies, spoke at length to another company’s primary distributor, and visited management teams on their respective premises in Nashville, Boston, Ann Arbor, Greenwich, Minneapolis, Los Angeles and Dallas. We believe you cannot just sit in your office and read about the story and its numbers.

More important than interviewing skills, however, is the analyst’s ability to create lasting relationships within various industries that provide reliable sources of “scuttlebutt” that can be invaluable in piecing together the story at hand. People talk to people they like and trust. We have long cultivated a strong, rich, and varied network of individuals built upon mutual respect. Strong personal relationships help us in many ways: finding new ideas, discussing internally generated ideas, and knowing when to stay away from others. Any cop worth his pay has good neighborhood sources, and so it is with successful investors.

The third investment attribute that we believe is necessary, and perhaps the most difficult to quantify, discuss, or analyze, is temperament. The role temperament plays in the investment enterprise is rarely discussed because it is difficult to analyze. Nonetheless, in our firm brochure we stated, “No combination of overall strategy and implementation tactics can be separated from individual temperament. We believe our analytical and research strengths are anchored by mental toughness, imagination, and conservative judgment.” Mental toughness is paramount because the ability to remain steadfast in one’s analytical conclusions will be tested when dealing with publicly traded securities, given the multitude of short-term factors that contribute to daily pricing. Imagination is akin to the gift of sight, which we would argue is a distinguishing factor shared by great investors. Conservative judgment is a temperamental factor that can hardly be overstated. In business, things will go wrong. The numbers will often prove too rosy because we all love a good story with a happy ending and risks never remotely considered will likely emerge. Note to self: demand a healthy margin of safety!

To wit, investing in public securities occurs within the context of markets composed of human beings wrestling with their own unique emotional histories and personal narratives resulting in both rational and irrational behavior. Temperament will likely determine whether an investor can effectively leverage his or her math and detective conclusions. A sea captain can know all there is to know about winds, currents, and the equipment on his ship, but if he is unable to remain calm during storms, such knowledge will be of limited use. In fact, managing during times of extreme market volatility will likely be a key determinant in establishing long-term investment success because of the impact of both actual dollar losses and the cost of missed opportunities.

Best Regards,

Jim Roumell
Portfolio Manager
Roumell Opportunistic Value Fund

ROUMELL OPPORTUNISTIC VALUE FUND INSTITUTIONAL CLASS SHARES

Performance Update - $10,000 Investment (Unaudited)

For the period from December 31, 2010 (Date of Initial Public Investment) to August 31, 2011

Performance Returns for the period ended August 31, 2011
Average Annual Total Returns	Since Inception*	Gross Expense Ratio**
Roumell Opportunistic Value Fund Institutional Class Shares	(5.80)%	1.94%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
Roumell Opportunistic Value Fund Institutional Class Shares	(5.80)%	$9,420
Russell 2000 Value Index	(8.52)%	$9,148
60% Russell 2000 Value Index 40% Barclays Government Credit Index	(2.56)%	$9,744
S&P 500 Index	(1.77)%	$9,823
*The Fund’s inception date – December 31, 2010 (Date of Initial Public Investment).

This graph assumes an initial investment of $10,000 at December 31, 2010 (Date of Initial Public Investment).  All dividends and distributions are reinvested.  This graph depicts the performance of the Roumell Opportunistic Value Fund Institutional Class Shares (the “Fund”) versus the Russell 2000 Value Index, a blend of 60% of the Russell 2000 Value Index and 40% of the Barclays Government Credit Index, and the S&P 500 Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

** The gross expense ratio shown is from the Fund’s prospectus dated November 15, 2010.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Fund Expenses (Unaudited)

Example – As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period*
Actual	$1,000.00	$940.10	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.26

* Actual expenses are based on expenses incurred in the most recent six-month period.  The Fund’s annualized six-month expense ratio is 1.23%.  The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

ROUMELL OPPORTUNISTIC VALUE FUND CLASS A SHARES

Performance Update - $10,000 Investment (Unaudited)

For the period from December 31, 2010 (Date of Initial Public Investment) to August 31, 2011

Performance Returns for the period ended August 31, 2011
Average Annual Total Returns	Since Inception*	Gross Expense Ratio**
Roumell Opportunistic Value Fund Class A Shares – No Sales Load	(6.00)%	2.19%
Roumell Opportunistic Value Fund Class A Shares – 4.5% Maximum Sales Load	(10.23)%	2.19%
Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment
Roumell Opportunistic Value Fund Class A Shares – No Sales Load	(6.00)%	$9,400
Roumell Opportunistic Value Fund Class A Shares – 4.5% Maximum Sales Load	(10.23)%	$8,977
Russell 2000 Value Index	(8.52)%	$9,148
60% Russell 2000 Value Index 40% Barclays Government Credit Index	(2.56)%	$9,744
S&P 500 Index	(1.77)%	$9,823
*The Fund’s inception date – December 31, 2010 (Date of Initial Public Investment).

This graph assumes an initial investment of $10,000 at December 31, 2010 (Date of Initial Public Investment).  All dividends and distributions are reinvested.  This graph depicts the performance of the Roumell Opportunistic Value Fund Class A Shares (the “Fund”) versus the Russell 2000 Value Index, a blend of 60% of the Russell 2000 Value Index and 40% of the Barclays Government Credit Index, and the S&P 500 Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

** The gross expense ratio shown is from the Fund’s prospectus dated November 15, 2010.  This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Fund Expenses (Unaudited)

Example – As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period*
Actual	$1,000.00	$938.10	$7.18
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.48

* Actual expenses are based on expenses incurred in the most recent six-month period.  The Fund’s annualized six-month expense ratio is 1.47%.  The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments

As of August 31, 2011
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 52.81%

Consumer Discretionary - 6.16%
	American Eagle Outfitters, Inc.	30,000	$405,642	$331,500
*	Dover Motorsports, Inc.	113,000	182,735	167,240
*	Skechers U.S.A., Inc.	22,650	350,527	365,571
				864,311
Financials - 10.39%
*	American Safety Insurance Holdings Ltd.	25,050	478,975	474,948
	Ellington Financial LLC	19,450	424,383	346,210
α	Saizen REIT	1,750,000	213,287	218,023
	Tower Group, Inc.	17,500	412,234	420,175
				1,459,356
Health Care - 3.53%
	Merck & Co., Inc.	15,000	492,165	496,350
				496,350
Industrials - 5.11%
*	Tecumseh Products Co.	90,000	801,673	718,200
				718,200
Information Technology - 27.62%
*	DSP Group, Inc.	95,900	744,070	620,473
*	Gilat Satellite Networks Ltd.	142,000	634,049	546,700
	Hewlett-Packard Co.	13,200	477,753	343,728
*	QAD, Inc. Cl. A	32,600	334,196	373,270
*	QAD, Inc. Cl. B	9,500	99,599	97,090
*	Seachange International, Inc.	63,000	574,662	494,550
*	Sierra Wireless, Inc.	49,000	533,335	358,190
	Tellabs, Inc.	6,540	39,485	26,618
*	Transact Technologies, Inc.	104,400	1,168,544	1,017,900
				3,878,519

	Total Common Stocks (Cost $8,367,314)			7,416,736

EXCHANGE TRADED PRODUCT - 3.52%
	American Select Portfolio	48,000	481,370	493,920

	Total Exchange Traded Product (Cost $481,370)			493,920

SHORT-TERM INVESTMENT - 19.63%
§	BlackRock Liquidity Funds Treasury Trust Fund, 0.00%		2,755,766	2,755,766

	Total Short-Term Investment (Cost $2,755,766)			2,755,766

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments

As of August 31, 2011
			Principal		Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 19.35%
	*	Comstock Resources, Inc.	$ 200,000		7.750%	4/1/2019	$200,000
	*	Geokinetics Holdings U.S.A., Inc.	650,000		9.750%	12/15/2014	568,750
	*	Goodrich Petroleum Corp.	650,000		8.875%	3/15/2019	646,750
	*	Solo Cup Co.	115,000		10.500%	11/1/2013	117,300
	*	Stonemor Operating LLC	675,000		10.250%	12/1/2017	651,375
	*	Stone Energy Corp.	490,000		6.750%	12/15/2014	482,650
	*	SUPERVALU, Inc.	50,000		7.500%	11/15/2014	50,000

		Total Corporate Bonds (Cost $2,840,528)					2,716,825

Total Value of Investments - (Cost $14,444,978) - 95.31%							$13,383,247

Other Assets Less Liabilities - 4.69%							658,722

	Net Assets - 100%						$14,041,969

*	Non-income producing investment			α	Singapore security
§	Represents 7 day effective yield

	The following acronyms are used in this portfolio:
	REIT - Real Estate Investment Trust				LLC - Limited Liability Company

		Summary of Investments by Sector
					% of Net
		Sector			Assets	Value
		Consumer Discretionary			6.16%	$864,311
		Financials			10.39%	1,459,356
		Health Care			3.53%	496,350
		Industrials			5.11%	718,200
		Information Technology			27.62%	3,878,519
		Exchange Traded Product			3.52%	493,920
		Short-term Investment			19.63%	2,755,766
		Corporate Bonds			19.35%	2,716,825
		Total			95.31%	$13,383,247

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Assets and Liabilities

As of August 31, 2011

Assets:
Investments, at value (cost $14,444,978)	$13,383,247
Receivables:
Investments sold	278,597
Fund shares sold	379,382
Dividends and interest	96,193

Total assets	14,137,419

Liabilities:
Payables:
Investments purchased	80,810
Accrued expenses
Administration fees	10,625
Advisory fees	3,580
Other expenses	435

Total liabilities	95,450

Net Assets	$14,041,969

Net Assets Consist of:
Capital	$15,070,329
Distributable net investment income	46,220
Net realized loss on investments and foreign currency transactions	(12,849)
Net unrealized depreciation on investments and translation of assets and liabilities
in foreign currency	(1,061,731)

Total Net Assets	$14,041,969

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	1,312,627
Net Assets	12,368,015
Net Asset Value, Offering Price and Redemption Price Per Share	$9.42

Class A Shares outstanding, no par value (unlimited authorized shares)	177,892
Net Assets	1,673,954
Net Asset Value, Offering Price and Redemption Price Per Share	$9.41
Offering Price Per Share ($177,892.00 ÷ 95.50%)	$9.85

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Operations

For the period from December 31, 2010 (Date of Initial Public Investment) to August 31, 2011

Investment Income:
Interest	$66,679
Dividends	36,087

Total Income	102,766

Expenses:
Advisory fees (note 2)	41,115
Administration fees (note 2)	13,854
Distribution and service fees - Class A Shares (note 3)	1,577

Total Expenses	56,546

Net Expenses	56,546

Net Investment Income	46,220

Realized and Unrealized Loss on Investments

Net realized loss from investments and foreign currency transactions	(12,849)
Change in unrealized depreciation on investments and translation of
assets and liabilities in foreign currency	(1,061,731)

Realized and Unrealized Loss on Investments	(1,074,580)

Net Decrease in Net Assets Resulting from Operations	$(1,028,360)

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statements of Changes in Net Assets

For the period from December 31, 2010 (Date of Initial Public Investment) to August 31, 2011

Operations:
Net investment income	$46,220
Net realized loss from investment transactions and foreign currency transactions	(12,849)
Change in unrealized depreciation on investments and translation of
assets and liabilities in foreign currency	(1,061,731)

Net Decrease in Net Assets Resulting from Operations	(1,028,360)

Capital Share Transactions:
Shares sold	15,380,813
Reinvested dividends and distributions	-
Shares repurchased	(310,484)

Increase from Capital Share Transactions	15,070,329

Net Increase in Net Assets	14,041,969

Net Assets:
Beginning of Period	-
End of Period	$14,041,969

Undistributed Net Investment Income	$46,220

Share Information:
Institutional Class Shares
Shares sold	1,339,079
Reinvested distributions	-
Shares repurchased	(26,452)
Net Increase in Capital Shares	1,312,627
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	1,312,627

Class A Shares
Shares sold	182,642
Reinvested distributions	-
Shares repurchased	(4,750)
Net Increase in Capital Shares	177,892
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	177,892

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights

For a share outstanding for the period from	Institutional Class Shares
December 31, 2010 (Date of Initial Public Investment) to August 31, 2011

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.03
Net realized and unrealized loss on securities	(0.61)

Total from Investment Operations	(0.58)

Net Asset Value, End of Period	$9.42

Total Return (c)(d)	(5.80)%

Net Assets, End of Period (in thousands)	$12,368

Average Net Assets for the Period (in thousands)	$5,837

Ratios of:
Gross Expenses to Average Net Assets (e)	1.23%	(a)
Net Expenses to Average Net Assets (e)	1.23%	(a)
Net Investment Income/(Loss) to Average Net Assets	1.08%	(a)

Portfolio turnover rate	33.08%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

		(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights

For a share outstanding for the period from	Class A Shares
December 31, 2010 (Date of Initial Public Investment) to August 31, 2011

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.03
Net realized and unrealized loss on securities	(0.62)

Total from Investment Operations	(0.59)

Net Asset Value, End of Period	$9.41

Total Return (c)(d)	(6.00)%

Net Assets, End of Period (in thousands)	$1,674

Average Net Assets for the Period (in thousands)	$959

Ratios of:
Gross Expenses to Average Net Assets (e)	1.48%	(a)
Net Expenses to Average Net Assets (e)	1.48%	(a)
Net Investment Income/(Loss) to Average Net Assets	0.73%	(a)

Portfolio turnover rate	33.08%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Realized Gains and Losses

For the period from December 31, 2010 (Date of Initial Public Investment) to August 31, 2011
	Purchase Price	Sales Proceeds	Realized Gain/Loss Percentage	Realized Gain/Loss

Assured Guaranty	$354,465	397,303	12.09%	$42,838
Cisco Systems, Inc.	503,502	470,858	-6.48%	(32,644)
Dell, Inc.	101,122	117,089	15.79%	15,967
Research In Motion	368,169	353,773	-3.91%	(14,396)
Skechers U.S.A., Inc.	160,356	134,554	-16.09%	(25,801)

Total Realized Loss				(14,036)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Roumell Opportunistic Value Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The fund commenced operations on December 31, 2010. The Investment objective of the fund is to seek capital appreciation and income. Roumell Asset Management, LLC (“Roumell Asset Management” or the “Advisor”) seeks to achieve the Fund’s investment objective by using an opportunistic investment strategy.  The Advisor is an opportunistic capital allocator (OCA) with a deep value bias in selecting individual securities.  The Advisor will wait until an investment situation is presented where, in its opinion, the odds of success are favorable relative to the risks.  In the absence of such situations, the Fund will stay liquid and on the sidelines invested in Cash and Cash Equivalents.  The Advisor’s approach to opportunistic investing emphasizes purchasing securities at a meaningful, quantifiable discount to its calculation of intrinsic value taking into consideration the understandability of the business model, the safety of the capital structure, and the competency of the company’s management.  Using this opportunistic strategy, however, may result in the Advisor finding many suitable investment opportunities for the Fund during certain periods but finding very few during other periods.

The Advisor believes that its strength lies in digging deeply into specific securities (equity and fixed income), assessing underlying value, and remaining highly disciplined about what it deems to be a reasonable price for those securities.

The Advisor also believes that securities that possess deep value characteristics can be found in various asset classes, not just equities.  Although much attention is paid to the stock market’s daily activities, the Advisor believes that mispricing can occur in other markets as well; therefore, the Advisor is impartial as to where in a company’s capital structure it will invest, and, consequently, the Advisor will pursue both equity and debt investments.  The Advisor’s ultimate goal is to buy securities at a meaningful discount to its estimate of underlying intrinsic value.

The Fund’s portfolio will primarily consist of (i) domestic and foreign equity securities (“Equity Securities”); (ii) domestic and foreign fixed income securities including, but not limited to, government and corporate debt securities, “junk” bonds, municipal securities and REITs (“Fixed Income Securities”); and (iii) interest-bearing instruments, including, but not limited to, treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments and money market funds (collectively, “Cash and Cash Equivalents”). The Fund may invest in these securities directly or indirectly through investments in other investment companies including closed-end funds and Exchange Traded Funds (“ETFs”).  The Fund’s emphasis will be on domestic equity and domestic high-yield corporate debt; however, there is no predetermined allocation of the Fund’s assets among Equity Securities, Fixed Income Securities and Cash and Cash Equivalents.  The Advisor will allocate the Fund’s assets as it deems appropriate in accordance with the Fund’s investment objective and investment strategy.  The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.

The fund is not diversified.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements

principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended August 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1		Level 2		Level 3
Common Stocks	$7,416,736	$7,416,736	$	- -	$	- -
Exchange Traded Products Short-Term Investments	493,920	493,920		- -		- -
	2,755,766	-		2,755,766		- -
Corporate Bonds	2,716,825	-		2,716,825		- -
Total	$13,383,247	$7,910,656		$5,472,591	$	- -

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Restricted Securities
Restricted securities cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended ("Securities Act").  The risk of investing in such securities is generally perceived to be greater than the risk of investing in publicly traded companies.  Lack of an active secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell.  In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist. Such securities are valued at latest bid evaluation price of an inactive secondary market. The Fund’s Board of Trustees, in good faith, determine this as the best representative of fair price.

The Fund currently holds a position in Goodrich Petroleum Corporation Senior Notes (“Notes”).  The Fund made an initial purchase with a principal value of $150,000 on March 10, 2011, and the Fund made a subsequent purchase with a principal value of $500,000 on June 10, 2011.  The Notes will mature on March 15, 2019.  Interest will be paid on each March 15 and September 15, beginning on September 15, 2011.  Goodrich Petroleum Corporation (“Issuer’) may, at their option, redeem all or, from time to time, part of the Notes at any time on or after March 15, 2015 at fixed redemption prices, plus accrued and unpaid interest, if any, to the date of redemption.  The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee equal to an annualized rate of 0.92% of Fund’s average daily net assets. The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund, computed at the end of each month and payable within five days thereafter. In accordance with these terms, the Fund had $41,115 in advisory fees for the Initial period ended August 31, 2011.

The Advisor has entered into an Operating Plan with the Fund’s administrator, through November 30, 2011, under which it has agreed to assume certain fees of the administrator and Acquired Fund Fees and Expenses to the extent such fees and expenses cause the Total Annual Fund Operating Expenses to exceed 1.48% of the average daily net assets of the Class A shares of the Fund or 1.23% of the average daily net assets of the Institutional Class shares of the Fund.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan. The advisor paid $40,035 to the administrator for the initial period ended August 31, 2011.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.31% if the average daily net assets are under $80,000,000 and gradually decreases to an annual rate of 0.124% once the average daily net assets reach $2 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums. The fund had $13,854 of Administration fees for the initial period ended August 31, 2011.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements

3.	Distribution and Service Fees

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class A shares of the Fund (the “Plan”).  Pursuant to the Plan, the Fund is authorized to pay the Distributor a fee at an annual rate of 0.25% of average daily net assets of the Fund attributable to the Class A shares. The 0.25% fee is comprised of a 0.25% service fee.  Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily net assets of the Fund attributable to the Class A shares during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund charges a Rule 12b-1 fee at the annual rate of 0.25% of average daily net assets of the Fund attributable to the Class A shares. For the initial period ended August 31, 2011 $1,577 in fees were incurred by the distributor.

4.	Purchases and Sales of Investment Securities

For the initial period from December 31, 2010 through August 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
December 31, 2010 - August 31, 2011	$13,177,816	$1,473,582

There were no long-term purchases or sales of U.S Government Obligations during the initial period from December 31, 2010 through August 31, 2011.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial year ended August 31, 2011, the Fund did not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the initial period ended August 31, 2011, the Fund did not incur any interest or penalties.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the initial period ended August 31, 2011, there were no reclassifications necessary.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements

At August 31, 2011, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$14,444,978

Unrealized Appreciation	$149,394
Unrealized Depreciation	(1,211,125)
Net Unrealized Appreciation (Depreciation)	(1,061,731)
Undistributed Ordinary Income	46,220
Undistributed Long-Term Gains	-
Other Book/Tax Differences	(12,849)

Distributable Earnings	$(1,028,360)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

8.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.
(Continued)

BROOKWEINER L.L.C.[SM]
Certified Public Accountants • Business Consultants

125 South Wacker Drive • 10th Floor • Chicago, Illinois 60606-4433
Email: bwmail@brookweiner.com • Web: www.brookweiner.com
312.629.0900 • Fax: 312.629.0901

Members of the firm:
Rosanne B. Andersen
Sherwin A. Brook
Gordon M. Johnson
Elwood Kreger
Howard Leon
Donald E. Rattner
Allen D. Sered
David Weinberg
Sheldon Weiner

Robert J. Krawitz
(1942-2002)
Richard A. Sandlow
(1929-2000)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders,
Trustees, and
Audit Committee of
ROUMELL OPPORTUNISTIC VALUE FUND

We have audited the accompanying statement of assets and liabilities of the Roumell Opportunistic Value Fund (the “Fund”, one of the series constituting the Starboard Investment Trust), including the schedule of investments, as of August 31, 2011, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from December 31, 2010 (Date of Initial Public Investment) to August 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Roumell Opportunistic Value Fund as of August 31, 2011, the results of its operations and its changes in its net assets, and the financial highlights for the period from December 31, 2010 (Date of Initial Public Investment) to August 31, 2011 in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
October 18, 2011

ROUMELL OPPORTUNISTIC VALUE FUND
Additional Information (Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended February 28, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.   Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended August 31, 2011.

During the fiscal year, no long-term capital gain distributions were paid from the Fund

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees received aggregate compensation of $4,500 during the fiscal year ended August 31, 2011 from the Fund for their services to the Fund and Trust.
(Continued)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson Age: 79	Trustee, Chairman	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	6
Independent Trustee of the following: DGHM Investment Trust for the two series of that trust; Gardner Lewis Investment Trust for the two series of that trust; Giordano Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; Nottingham Investment Trust II for the three series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies); previously, Independent Trustee of de Leon Funds Trust for its one series from 2000 to 2005, MurphyMorris Investment Trust for its one series from 2003 to 2006, New Providence Investment Trust for its one series from inception until 2011, and Piedmont Investment Trust for its one series from 2005 to 2006 (all registered investment companies).

Michael G. Mosley Age: 58	Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	6	None
Theo H. Pitt, Jr. Age: 75	Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	6
Independent Trustee of DGHM Investment Trust for its two series and Gardner Lewis Investment Trust for its two series (all registered investment companies).  Previously, Independent Trustee of de Leon Funds Trust for its one series from 2000 to 2005, Hillman Capital Management Investment Trust for its two series from 2000 to 2009, MurphyMorris Investment Trust for its one series from 2003 to 2006, Piedmont Investment Trust for its one series from 2005 to 2006, NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its two series from 2004 to 2009 (all registered investment companies)

(Continued)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James H. Speed, Jr. Age: 58	Trustee	Since 7/09	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	6
Independent Trustee of the following Hillman Capital Management Investment Trust for the two series of that trust; Nottingham Investment Trust II for the three series of the trust; and Tilson Investment Trust for the two series of that trust; (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 51	Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	6	Director, Southern Bank from 2002-2006; Independent Trustee, Nottingham Investment Trust II for the four series of that trust (registered investment company) from 1991-2006.
Other Officers
Robert G. Fontana Age: 41 5950 Fairview Road Suite 610-A Charlotte, NC 28210	President and Treasurer (Caritas All-Cap Growth Fund)	Since 7/09
President and CIO of Caritas Capital, LLC (advisor to the Caritas All-Cap Growth Fund) since 2009; Portfolio Manager for Portfolio Capital Management (investment management) since 2006; previously, Portfolio Manager for Covenant Capital, LLC (investment management).
				n/a	n/a
D. Jerry Murphey Age: 53 821 Pacific Street Omaha, Nebraska 68108	President (FMX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the FMX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).
				n/a	n/a

(Continued)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Julie M. Koethe Age: 30 821 Pacific Street Omaha, Nebraska 68108	Treasurer (FMX Funds)	Since 4/10
Chief Operating Officer of FolioMetrix, LLC (advisor to the FMX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriters (workers compensation and payroll service provider) from 2003-2010.
				n/a	n/a
Matthew R. Lee Age: 29 1777 Borel Place, Suite 415, San Mateo, CA 94402	President (Presidio Multi-Strategy Fund)	Since 2/10
Chief Executive Officer of Presidio Capital Investments, LLC (advisor to the Presidio Multi-Strategy Fund) since 2006;  Financial Planning Specialist with Smith Barney, a division of Citigroup Global Markets, Inc. (now known as Morgan Stanley Smith Barney) from 2004-2006; Associate at Bank of America Investments, Inc. (investment management) from 2003-2004.
				n/a	n/a
James C. Roumell Age: 50 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	President (Roumell Opportunistic Value Fund)	Since 9/10	President of Roumell Asset Management, LLC (advisor to the Roumell Opportunistic Value Fund) since 1998.	n/a	n/a
Craig L. Lukin Age:43 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	Treasurer (Roumell Opportunistic Value Fund)	Since 9/10
Chief Operating Officer and Chief Compliance Officer of Roumell Asset Management, LLC since 2007; Research Analyst at Roumell Asset Management, LLC from 2003-2007; Private Equity Analyst for Dent & Company, Inc. (investment services) from 2000-2002; Corporate Value Consulting Manager for PricewaterhouseCoopers, LLP (accountancy and professional services) from 1994-2000.
				n/a	n/a

(Continued)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Mark A. Grimaldi Age: 49 1207 Route 9 Suite 10 Wappingers Falls, NY 12590	President and Treasurer (Sector Rotation Fund)	Since 4/11
President and Chief Compliance Officer of Navigator Money Management, Inc. (advisor to the Sector Rotation Fund) since 1996; Vice President of The Prestige Organization, Inc. since 1996; and Co-Fund Manager of ETF Market Opportunity Fund (formerly Navigator Fund) from 2008-2009.
				n/a	n/a
T. Lee Hale, Jr. Age: 33	Chief Compliance Officer; Assistant Treasurer	Since 7/09 and 4/10	Financial Reporting Manager for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 34	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

(Continued)

Roumell Opportunistic Value Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Nottingham Shareholder Services	Roumell Opportunistic Value Fund
116 South Franklin Street	2 Wisconsin Circle, Suite 660
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Chevy Chase, Maryland 20815

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	roumellfund.com

Item 2.  CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

As of the date of this report, August 31, 2011, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the initial fiscal period are reflected in the table below.  These amounts represent aggregate fees billed by the registrant’s independent accountant, BrookWeiner, LLC (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for the fiscal period.

Fund	2011
Roumell Opportunistic Value Fund	$11,000

(b)
Audit-Related Fees – There were no additional fees billed in the initial fiscal period for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in the initial fiscal period for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2011
Roumell Opportunistic Value Fund	$3,700

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the initial fiscal period.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the initial fiscal period at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the initial fiscal period ended August 31, 2011 was $3,700.  There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.  CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer(s) and the Principal Financial Officer(s) have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ James C. Roumell
Date: November 3, 2011	James C. Roumell President, Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Craig L. Lukin
Date: November 3, 2011	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ James C. Roumell
Date: November 3, 2011	James C. Roumell President, Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Craig L. Lukin
Date: November 3, 2011	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund